Note 7 Probability of default basis points (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subject to 12 month ECL [Member]
Disclosure of probability of default [Line Items]
Probability of default in basis points	89.40%	89.90%	91.00%
Subject to 12 month ECL [Member] | 0 to 2 [Member]
Disclosure of probability of default [Line Items]
Probability of default in basis points	5.80%	4.00%	5.50%
Subject to 12 month ECL [Member] | 2 to 5 [Member]
Disclosure of probability of default [Line Items]
Probability of default in basis points	15.70%	10.20%	6.30%
Subject to 12 month ECL [Member] | 5 to 11 [Member]
Disclosure of probability of default [Line Items]
Probability of default in basis points	15.20%	7.70%	14.60%
Subject to 12 month ECL [Member] | 11 to 39 [Member]
Disclosure of probability of default [Line Items]
Probability of default in basis points	18.70%	26.80%	24.50%
Subject to 12 month ECL [Member] | 39 to 194 [Member]
Disclosure of probability of default [Line Items]
Probability of default in basis points	19.10%	24.00%	24.50%
Subject to 12 month ECL [Member] | 194 to 1061 [Member]
Disclosure of probability of default [Line Items]
Probability of default in basis points	12.20%	15.10%	14.00%
Subject to 12 month ECL [Member] | 1061 to 2121 [Member]
Disclosure of probability of default [Line Items]
Probability of default in basis points	1.90%	1.50%	1.40%
Subject to 12 month ECL [Member] | More than 2121 [Member]
Disclosure of probability of default [Line Items]
Probability of default in basis points	0.80%	0.60%	0.40%
Subject to lifetime ECL [Member]
Disclosure of probability of default [Line Items]
Probability of default in basis points	10.60%	10.10%	9.00%
Subject to lifetime ECL [Member] | 0 to 2 [Member]
Disclosure of probability of default [Line Items]
Probability of default in basis points	0.00%	0.00%	0.00%
Subject to lifetime ECL [Member] | 2 to 5 [Member]
Disclosure of probability of default [Line Items]
Probability of default in basis points	0.10%	0.10%	0.00%
Subject to lifetime ECL [Member] | 5 to 11 [Member]
Disclosure of probability of default [Line Items]
Probability of default in basis points	0.20%	0.10%	0.20%
Subject to lifetime ECL [Member] | 11 to 39 [Member]
Disclosure of probability of default [Line Items]
Probability of default in basis points	0.60%	0.50%	0.80%
Subject to lifetime ECL [Member] | 39 to 194 [Member]
Disclosure of probability of default [Line Items]
Probability of default in basis points	2.50%	2.30%	1.60%
Subject to lifetime ECL [Member] | 194 to 1061 [Member]
Disclosure of probability of default [Line Items]
Probability of default in basis points	3.80%	3.40%	3.60%
Subject to lifetime ECL [Member] | 1061 to 2121 [Member]
Disclosure of probability of default [Line Items]
Probability of default in basis points	1.50%	1.20%	1.20%
Subject to lifetime ECL [Member] | More than 2121 [Member]
Disclosure of probability of default [Line Items]
Probability of default in basis points	1.90%	2.50%	1.50%